Management incentive agreement - Summary Of Share Awards Issued (Details) - 6 months ended Jun. 30, 2020 ₽ / shares in Thousands, ₽ in Thousands	RUB (₽) item ₽ / shares	RUB (₽) item $ / shares
Series One [Member] | 2016 Headhunter Unit Option Plan
Disclosure of share awards issued [line Items]
Number of units | item	801	801
Grant date	May 10, 2016	May 10, 2016
Exercise price | ₽ / shares	₽ 500
Fair value at grant date | ₽	₽ 160,871	₽ 160,871
Series One [Member] | 2018 Unit Option Plan
Disclosure of share awards issued [line Items]
Number of units | item	300	300
Grant date	May 28, 2019	May 28, 2019
Exercise price | $ / shares		₽ 13.50
Fair value at grant date | ₽	₽ 265,394	₽ 265,394
Series Two [Member] | 2016 Headhunter Unit Option Plan
Disclosure of share awards issued [line Items]
Number of units | item	20	20
Grant date	September 1, 2017	September 1, 2017
Exercise price | ₽ / shares	₽ 500
Fair value at grant date | ₽	₽ 25,511	₽ 25,511
Series Two [Member] | 2018 Unit Option Plan
Disclosure of share awards issued [line Items]
Number of units | item	41	41
Grant date	March 5, 2020	March 5, 2020
Exercise price | $ / shares		₽ 21.23
Fair value at grant date | ₽	₽ 30,787	₽ 30,787
Series Three [Member] | 2016 Headhunter Unit Option Plan
Disclosure of share awards issued [line Items]
Number of units | item	15	15
Grant date	September 1, 2017	September 1, 2017
Exercise price | ₽ / shares	₽ 900
Fair value at grant date | ₽	₽ 15,415	₽ 15,415
Series Three [Member] | 2018 Unit Option Plan
Disclosure of share awards issued [line Items]
Number of units | item	33	33
Grant date	May 26, 2020	May 26, 2020
Exercise price | $ / shares		₽ 18.92
Fair value at grant date | ₽	₽ 40,448	₽ 40,448
Series Four [Member] | 2016 Headhunter Unit Option Plan
Disclosure of share awards issued [line Items]
Number of units | item	12	12
Grant date	December 1, 2017	December 1, 2017
Exercise price | ₽ / shares	₽ 900
Fair value at grant date | ₽	₽ 13,070	₽ 13,070
Series Five [Member] | 2016 Headhunter Unit Option Plan
Disclosure of share awards issued [line Items]
Number of units | item	8	8
Grant date	March 1, 2018	March 1, 2018
Exercise price | ₽ / shares	₽ 900
Fair value at grant date | ₽	₽ 8,478	₽ 8,478
Series Six [Member] | 2016 Headhunter Unit Option Plan
Disclosure of share awards issued [line Items]
Number of units | item	14	14
Grant date	May 28, 2019	May 28, 2019
Exercise price | ₽ / shares	₽ 500
Fair value at grant date | ₽	₽ 27,671	₽ 27,671
Series Seven [Member] | 2016 Headhunter Unit Option Plan
Disclosure of share awards issued [line Items]
Number of units | item	20	20
Grant date	May 28, 2019	May 28, 2019
Exercise price | ₽ / shares	₽ 1,250
Fair value at grant date | ₽	₽ 22,191	₽ 22,191